Exceptional Items - Schedule (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Analysis of income and expense [abstract]
Business transformation program	€ 2.4	€ 0.0	€ 3.4	€ 0.0
Findus Switzerland integration costs	1.6	0.0	2.4	0.0
Release of indemnification assets	0.0	0.0	5.5	17.8
Brexit	1.1	0.2	4.3	0.4
Goodfella's Pizza & Aunt Bessie's integration costs	0.0	1.0	0.0	3.0
Settlement of legacy matters	(1.8)	(1.1)	(1.8)	(1.1)
Factory optimization	1.0	4.1	1.8	4.7
Exceptional items	€ 4.3	€ 4.2	€ 15.1	€ 24.8